Aug. 22, 2025
Invesco Global Small Cap Equity Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	R6
Management Fees[2]	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses	0.29	0.29	0.29	0.18

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.40	2.15	1.15	1.04

Fee Waiver and/or Expense Reimbursement[3]	0.15	0.15	0.15	0.04

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25	2.00	1.00	1.00

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Management Fees have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.99%, respectively of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$670	$955	$1,260	$2,125

Class C	$303	$659	$1,141	$2,280

Class Y	$102	$351	$619	$1,384

Class R6	$102	$327	$570	$1,267

You would pay the following expenses if you did not redeem your shares:

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$670	$955	$1,260	$2,125

Class C	$203	$659	$1,141	$2,280

Class Y	$102	$351	$619	$1,384

Class R6	$102	$327	$570	$1,267

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a small-capitalization issuer to be one that has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the MSCI ACWI Small Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund can also invest in depositary receipts, rights and warrants. The Fund may invest up to 10% of its net assets in warrants.
The Fund can invest without limit in foreign securities in any country, including countries located in emerging markets (i.e., those that are generally in the early stages of their industrial cycles), as well as in developed markets. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Small Cap Index minus 10%. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies.
The Fund may invest up to 10% of its net assets in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting investments for the Fund, the portfolio managers take a long-term time horizon with a focus on a disciplined investment process and an emphasis on balanced portfolio construction. The portfolio managers seek to achieve a balanced portfolio through the diversification of securities that are balanced between size, style and factor risk. The portfolio managers apply a bottom-up, fundamental research investment process comprised of bottom-up due diligence and value analysis. Stock selection is based on a rigorous analytical process that seeks to select the right company (a quality business with a sustainable financial framework, a competitive advantage and good governance), at the right time to buy (when the price is not reflective of the intrinsic value and there is potential for value creation over time), that is a right fit for the portfolio (attractive relative to existing holdings, conducive to maintaining the balance of the overall portfolio and/or reduces portfolio risk).
The portfolio management team will typically sell a security when a more attractive opportunity has been identified that the portfolio managers believe provide a better fit for the portfolio or where the portfolio managers lose confidence in the fundamentals or valuation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to August 22, 2025, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to August 22, 2025, may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	December 31, 2022	22.67%
Worst Quarter	March 31, 2020	-25.49%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/31/2000	-3.03%	4.80%	6.30%
Return After Taxes on Distributions		-5.24	3.32	5.05
Return After Taxes on Distributions and Sale of Fund Shares		-0.43	3.67	4.97

Class C	8/31/2000	0.94	5.20	6.26

Class Y	10/3/2008	2.83	6.25	7.16

Class R6	4/4/2017	2.95	6.37	7.18 [1]

MSCI ACWI Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		7.66	6.68	7.26

MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[2]		1.79	4.90	4.98

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[2]		17.49	10.06	9.23

1
Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
2
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.